CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 7:-	CONVERTIBLE NOTES

Starting in December 2013 and continuing until December 31, 2016, AIT entered into Convertible Notes Agreements ("Notes Agreement") and received an aggregate amount of $3,342 in proceeds from these convertible notes - ("Convertible Notes"), of which $892 was received from related parties as of December 31, 2016.

With respect to the Convertible Notes, AIT applied ASC 470, "Debt with Conversion and Other Options", pursuant to which AIT recognized and measured the Beneficial Conversion Feature ("BCF") in the Convertible Notes at the commitment date by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature is calculated on the commitment date using the effective conversion price. The discount resulting from the BCF is amortized over the life of the Convertible Notes and is contained in financial expenses (income), net in the Company’s statements of consolidated comprehensive loss unless mandatorily converted earlier.

In September and October 2016, the Convertible Notes' terms were modified such that subject to and effective immediately upon the consummation of a transaction whereby AIT’s ordinary shares were to become quoted on the OTC Market, the holders of the Convertible Notes had the right to convert the Convertible Notes and the outstanding accrued interest into ordinary shares of AIT. Following the consummation of the Merger, the holders of the Convertible Notes elected to change the conversion terms such that the Convertible Notes and the outstanding accrued interest will convert into 1,397,068 ordinary shares of AIT. Following the conversion, the holders will no longer have any rights or claims under the Notes Agreement. AIT accounted for this amendment as modification according to ASC 470-50 "Modifications and Extinguishments".

On January 13, 2017, upon the Closing of the Merger (see Note 1b) all Convertible Notes and the accrued interest were converted into 1,397,068 shares of Common Stock of the Company (including 6,473 shares that were issued as a finders’ fee), and the remaining BCF and capitalized debts issuance costs were amortized immediately into statement of comprehensive loss as finance expenses (see also Note 13).

The Convertible Notes balance consists of the following:

	December 31,
	2017	2016

Opening balance	$2,895	$1,552
Receipt of Convertible Notes	-	184
BCF in respect of Convertible Notes	-	(177)
Amortization of BCF	1,031	1,034
Amortization of debts issuance costs	15	16
Imputed interest	14	286
Conversion of Convertible Notes into Common Stock	(3,955)	-

	$-	$2,895